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Ellen L. Valvo Paralegal 860-723-2247 Fax: 860-723-2215 PignatellaM@ING-AFS.com

October 25, 2002

Securities and Exchange Commission 450 Fifth Street, N.W. Washington, DC 20549

Attention: Filing Desk

Re:	ReliaStar Life Insurance Company and its Separate Account N Registration Statement on Form N-4 Prospectus Title: Advantage Century PlusSM Annuity File Nos.: 333-100208 and 811-9002

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Profile and Prospectus, Statement of Additional Information and related Supplements to the Profile and Prospectus, and Statement of Additional Information contained in the Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account N of ReliaStar Life Insurance Company that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No.1 which was declared effective on October 25, 2002. The text of the Registration Statement was filed electronically.

If you have any questions, please call the undersigned at 860-723-2247 or Michael A. Pignatella at 860-723-2239. Sincerely, /s/ Ellen L. Valvo Ellen L. Valvo